Goodwill and Intangible assets (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	R$ 23,364	R$ 23,114	R$ 21,110
Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	2,709	3,015
Hyperinflationary [Member]
IfrsStatementLineItems [Line Items]
Amortization other		61
Acquisition Of Payrolls And Associations Rights [Member]
IfrsStatementLineItems [Line Items]
Amortization expense	R$ 1,249	R$ 1,202